Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.6%

Security	Shares	Value
Banks — 5.8%
Banco Santander S.A.(1)(2)	912,147	$1,956,074
Bank of New York Mellon Corp. (The)(1)	122,445	4,389,653
Canadian Imperial Bank of Commerce(1)	41,672	2,884,949
Citigroup, Inc.(1)	100,888	5,045,409
HDFC Bank, Ltd.	131,251	1,813,783
ING Groep NV(1)	415,856	2,899,714
KeyCorp.(1)	161,367	1,938,018

		$20,927,600

Beverages — 1.3%
Diageo PLC(1)	122,207	$4,471,630

		$4,471,630

Biotechnology — 0.9%
CSL, Ltd.(1)	15,857	$3,084,229

		$3,084,229

Building Products — 1.0%
Assa Abloy AB, Class B(1)	161,309	$3,561,088

		$3,561,088

Chemicals — 1.1%
Chr. Hansen Holding A/S(1)	7,162	$817,274
Sika AG(1)	14,420	3,168,536

		$3,985,810

Construction & Engineering — 0.0%(3)
Abengoa S.A., Class A(1)(2)(4)	103,700	$1,967
Abengoa S.A., Class B(1)(2)(4)	1,072,295	7,831

		$9,798

Construction Materials — 0.9%
CRH PLC(1)	85,883	$3,126,873

		$3,126,873

Consumer Finance — 1.2%
Capital One Financial Corp.(1)	28,105	$1,793,099
OneMain Holdings, Inc.(1)	82,017	2,353,888

		$4,146,987

Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B(1)(2)	32,842	$6,429,807
ORIX Corp.(1)	355,159	3,841,084

		$10,270,891

Security	Shares	Value
Electric Utilities — 2.5%
Iberdrola S.A.(1)	368,548	$4,763,592
NextEra Energy, Inc.(1)	14,978	4,204,324

		$8,967,916

Electrical Equipment — 1.9%
Melrose Industries PLC(1)	2,152,206	$2,376,506
Schneider Electric SE(1)	39,317	4,508,224

		$6,884,730

Electronic Equipment, Instruments & Components — 4.4%
CDW Corp.(1)	24,777	$2,880,326
Halma PLC(1)	70,135	1,992,102
Keyence Corp.(1)	13,694	5,774,579
Murata Manufacturing Co., Ltd.(1)	31,629	2,031,551
Zebra Technologies Corp., Class A(1)(2)	11,177	3,137,943

		$15,816,501

Entertainment — 2.1%
Nintendo Co., Ltd.	5,388	$2,369,697
Walt Disney Co. (The)(1)	42,842	5,009,943

		$7,379,640

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.(1)	13,376	$3,496,352
Equity Residential(1)	37,495	2,010,857

		$5,507,209

Food Products — 3.9%
Mondelez International, Inc., Class A(1)	128,970	$7,156,545
Nestle S.A.(1)	57,000	6,778,537

		$13,935,082

Health Care Equipment & Supplies — 4.7%
Baxter International, Inc.(1)	29,352	$2,535,426
Boston Scientific Corp.(1)(2)	128,473	4,955,204
Intuitive Surgical, Inc.(1)(2)	8,703	5,965,384
Straumann Holding AG(1)	3,391	3,359,127

		$16,815,141

Health Care Providers & Services — 0.9%
Anthem, Inc.(1)	12,269	$3,359,252

		$3,359,252

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.2%
Compass Group PLC(1)	315,502	$4,341,054

		$4,341,054

Industrial Conglomerates — 1.5%
DCC PLC(1)	60,817	$5,407,883

		$5,407,883

Insurance — 2.4%
AIA Group, Ltd.(1)	435,725	$3,928,906
Aviva PLC(1)	731,017	2,514,006
AXA S.A.(1)	101,882	2,044,129

		$8,487,041

Interactive Media & Services — 7.5%
Alphabet, Inc., Class C(1)(2)	10,549	$15,643,745
Facebook, Inc., Class A(1)(2)	30,121	7,640,794
Tencent Holdings, Ltd.(1)	51,730	3,548,583

		$26,833,122

Internet & Direct Marketing Retail — 5.1%
Amazon.com, Inc.(1)(2)	5,768	$18,253,874

		$18,253,874

IT Services — 3.0%
Amadeus IT Group S.A.(1)	91,697	$4,578,914
Visa, Inc., Class A(1)	32,704	6,226,841

		$10,805,755

Leisure Products — 1.2%
Yamaha Corp.(1)	94,312	$4,348,413

		$4,348,413

Life Sciences Tools & Services — 0.7%
Lonza Group AG(1)	4,274	$2,672,682

		$2,672,682

Machinery — 4.0%
Ingersoll Rand, Inc.(1)(2)	104,555	$3,302,893
Sandvik AB(1)(2)	202,328	3,781,212
SMC Corp.(1)	6,354	3,339,338
Stanley Black & Decker, Inc.(1)	25,231	3,868,417

		$14,291,860

Metals & Mining — 1.6%
Rio Tinto, Ltd.(1)	77,218	$5,651,481

		$5,651,481

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.(1)	155,503	$2,114,841

		$2,114,841

Multi-Utilities — 0.6%
CMS Energy Corp.(1)	35,906	$2,304,447

		$2,304,447

Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips(1)	61,201	$2,288,306
EOG Resources, Inc.(1)	38,158	1,787,702
Phillips 66(1)	43,897	2,722,492
Royal Dutch Shell PLC, Class B(1)	210,528	2,955,067

		$9,753,567

Personal Products — 1.9%
Unilever PLC(1)	113,750	$6,773,241

		$6,773,241

Pharmaceuticals — 8.5%
Eli Lilly & Co.(1)	24,518	$3,684,810
Novartis AG(1)	52,535	4,327,162
Novo Nordisk A/S, Class B(1)	57,955	3,802,577
Roche Holding AG PC(1)	14,566	5,045,029
Sanofi(1)	62,808	6,594,658
Zoetis, Inc.(1)	46,800	7,098,624

		$30,552,860

Professional Services — 2.2%
Recruit Holdings Co., Ltd.(1)	143,881	$4,488,488
Verisk Analytics, Inc.(1)	17,439	3,290,914

		$7,779,402

Semiconductors & Semiconductor Equipment — 4.0%
ASML Holding NV(1)	14,481	$5,148,540
Infineon Technologies AG(1)	153,215	3,906,274
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	65,444	5,162,877

		$14,217,691

Software — 6.2%
Dassault Systemes SE(1)	20,068	$3,654,251
Intuit, Inc.(1)	10,583	3,242,314
Microsoft Corp.(1)	74,958	15,367,140

		$22,263,705

Specialty Retail — 2.7%
Lowe’s Cos., Inc.(1)	33,858	$5,041,795
TJX Cos., Inc. (The)(1)	92,194	4,793,166

		$9,834,961

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.(1)	34,113	$14,499,389

		$14,499,389

Textiles, Apparel & Luxury Goods — 2.9%
adidas AG(1)(2)	20,045	$5,527,955
LVMH Moet Hennessy Louis Vuitton SE(1)	10,828	4,708,481

		$10,236,436

Total Common Stocks (identified cost $307,033,128)		$363,674,082

Preferred Stocks — 7.4%(1)

Security	Shares	Value
Banks — 1.5%
AgriBank FCB, 6.875% to 1/1/24(5)	16,581	$1,757,586
CoBank ACB, Series F, 6.25% to 10/1/22(5)	16,600	1,718,100
Farm Credit Bank of Texas, 6.75% to 9/15/23(5)(6)	2,500	265,000
Farm Credit Bank of Texas, Series 1, 10.00%	906	910,530
Texas Capital Bancshares, Inc., 6.50%	29,009	747,272

		$5,398,488

Capital Markets — 0.6%
Morgan Stanley, Series K, 5.85% to 4/15/27(5)	74,125	$2,120,716

		$2,120,716

Electric Utilities — 1.5%
Duke Energy Corp., Series A, 5.75%	87,500	$2,494,625
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	19,531	496,283
SCE Trust III, Series H, 5.75% to 3/15/24(5)	107,000	2,416,060

		$5,406,968

Equity Real Estate Investment Trusts (REITs) — 0.4%
SITE Centers Corp., Series A, 6.375%	49,475	$1,133,967
SITE Centers Corp., Series K, 6.25%	1,375	31,969
Vornado Realty Trust, Series K, 5.70%	10,120	243,892

		$1,409,828

Food Products — 0.7%
Dairy Farmers of America, Inc., 7.875%(6)	22,100	$1,966,900
Ocean Spray Cranberries, Inc., 6.25%(6)	6,085	500,491

		$2,467,391

Insurance — 1.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(5)	76,000	$1,894,680
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(5)	80,000	2,095,200

		$3,989,880

Security	Shares	Value
Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	17,395	$446,704

		$446,704

Oil, Gas & Consumable Fuels — 0.7%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	128,725	$2,251,400

		$2,251,400

Pipelines — 0.3%
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(5)	44,000	$799,480
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	19,280	366,705

		$1,166,185

Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P., Series A, 5.75%	5,394	$97,092
Brookfield Property Partners, L.P., Series A, 6.50%	52,225	1,047,111
Brookfield Property Partners, L.P., Series A2, 6.375%	34,695	676,206

		$1,820,409

Total Preferred Stocks (identified cost $28,306,159)		$26,477,969

Corporate Bonds & Notes — 15.9%(1)

Security	Principal Amount (000’s omitted)	Value
Banks — 8.9%
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(5)(6)(7)	$1,480	$1,412,009
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(5)(6)(7)	380	362,900
Bank of America Corp., Series AA, 6.10% to 3/17/25(5)(7)	1,445	1,586,892
Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(5)(7)	498	540,469
Barclays PLC, 7.75% to 9/15/23(5)(7)	2,105	2,145,354
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(7)	2,800	2,899,946
Comerica, Inc., 5.625% to 7/1/25(5)(7)	2,003	2,144,167
Credit Suisse Group AG, 7.50% to 7/17/23(5)(6)(7)	1,838	1,939,522
HSBC Holdings PLC, 6.375% to 9/17/24(5)(7)	1,393	1,383,521
HSBC Holdings PLC, 6.875% to 6/1/21(5)(7)	1,527	1,556,985
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(5)(7)	1,005	1,111,761
ING Groep NV, 6.50% to 4/16/25(5)(7)	2,945	3,071,782
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(7)	1,924	2,029,229
Lloyds Banking Group PLC, 7.50% to 6/27/24(5)(7)	2,447	2,587,017
Natwest Group PLC, 8.00% to 8/10/25(5)(7)	805	909,425
Regions Financial Corp., Series D, 5.75% to 6/15/25(5)(7)	511	545,493
Standard Chartered PLC, 7.75% to 4/2/23(5)(6)(7)	1,765	1,862,940
Truist Financial Corp., Series P, 4.95% to 9/1/25(5)(7)	502	537,140
Truist Financial Corp., Series Q, 5.10% to 3/1/30(5)(7)	1,221	1,327,837
Zions Bancorp NA, 5.80% to 6/15/23(5)(7)	2,020	1,840,289

		$31,794,678

Security	Principal Amount (000’s omitted)	Value
Capital Markets — 1.6%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$965	$741,511
State Street Corp., Series F, 5.25% to 9/15/20(5)(7)	2,248	2,239,506
UBS Group AG, 6.875% to 8/7/25(5)(7)(8)	2,421	2,614,689

		$5,595,706

Diversified Financial Services — 0.6%
Discover Financial Services, Series D, 6.125% to 6/23/25(5)(7)	$1,618	$1,723,655
Textron Financial Corp., 2.127%, (3 mo. USD LIBOR + 1.735%), 2/15/67(6)(9)	553	365,920

		$2,089,575

Electric Utilities — 1.2%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$970	$1,079,848
Sempra Energy, 4.875% to 10/15/25(5)(7)	2,400	2,490,720
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(5)	808	830,826

		$4,401,394

Food Products — 0.8%
Land O’ Lakes, Inc., 8.00%(6)(7)	$3,103	$3,071,970

		$3,071,970

Gas Utilities — 0.5%
NiSource, Inc., 5.65% to 6/15/23(5)(7)	$1,785	$1,741,250

		$1,741,250

Insurance — 0.5%
QBE Insurance Group, Ltd., 5.875% to 5/12/25(5)(6)(7)	$1,779	$1,867,950

		$1,867,950

Multi-Utilities — 0.5%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(7)	$1,400	$1,392,019
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(5)	275	291,445

		$1,683,464

Oil, Gas & Consumable Fuels — 1.1%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(5)(7)	$980	$724,314
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(7)	3,189	1,259,655
Odebrecht Oil & Gas Finance, Ltd., 0.00%(6)(7)	2,260	6,779
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(7)	2,595	1,815,853

		$3,806,601

Pipelines — 0.2%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(7)	$1,064	$758,627

		$758,627

Total Corporate Bonds & Notes (identified cost $60,313,835)		$56,811,215

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
First Trust Preferred Securities and Income ETF(1)	251,516	$4,814,016

Total Exchange-Traded Funds (identified cost $5,062,359)		$4,814,016

Short-Term Investments — 2.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(10)	10,139,875	$10,138,861

Total Short-Term Investments (identified cost $10,139,650)		$10,138,861

Total Investments — 129.0% (identified cost $410,855,131)		$461,916,143

Other Assets, Less Liabilities — (29.0)%		$(103,842,864)

Net Assets — 100.0%		$358,073,279

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $13,622,381 or 3.8% of the Fund’s net assets.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $2,614,689 or 0.7% of the Fund’s net assets.

(9)	Variable rate security. The stated dividend/interest rate represents the rate in effect at July 31, 2020.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.2%	$259,719,747
United Kingdom	9.5	43,973,145
Switzerland	6.5	29,905,284
Japan	5.7	26,193,150
France	4.7	21,509,743
Netherlands	3.0	14,075,103
Spain	2.4	11,308,378
Germany	2.0	9,434,229
Sweden	1.6	7,342,300
Taiwan	1.1	5,162,877
Australia	1.1	4,952,179
Denmark	1.0	4,619,851
Canada	0.9	3,964,797
Hong Kong	0.9	3,928,906
Ireland	0.8	3,868,384
China	0.8	3,548,583
India	0.4	1,813,783
Mexico	0.4	1,774,909
Brazil	0.0 (1)	6,779
Exchange-Traded Funds	1.0	4,814,016

Total Investments	100.0%	$461,916,143

(1)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

USD	-	United States Dollar

The Fund did not have any open derivative instruments at July 31, 2020.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $10,138,861, which represents 2.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,731,355	$90,934,795	$(84,522,442)	$(4,058)	$(789)	$10,138,861	$42,875	10,139,875

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$28,294,482	$5,918,280		$—	$34,212,762
Consumer Discretionary	28,088,835	18,925,903		—	47,014,738
Consumer Staples	7,156,545	18,023,408		—	25,179,953
Energy	6,798,500	2,955,067		—	9,753,567
Financials	26,949,664	18,997,696		—	45,947,360
Health Care	27,598,700	28,885,464		—	56,484,164
Industrials	10,462,224	27,462,739		9,798	37,934,761
Information Technology	50,516,830	27,086,211		—	77,603,041
Materials	—	12,764,164		—	12,764,164
Real Estate	5,507,209	—		—	5,507,209
Utilities	6,508,771	4,763,592		—	11,272,363
Total Common Stocks	$197,881,760	$165,782,524	**	$9,798	$363,674,082
Preferred Stocks
Consumer Staples	$—	$2,467,391		$—	$2,467,391
Energy	3,417,585	—		—	3,417,585
Financials	6,857,868	4,651,216		—	11,509,084
Real Estate	3,230,237	—		—	3,230,237
Utilities	5,853,672	—		—	5,853,672
Total Preferred Stocks	$19,359,362	$7,118,607		$—	$26,477,969
Corporate Bonds & Notes	$—	$56,811,215		$—	$56,811,215
Exchange-Traded Funds	4,814,016	—		—	4,814,016
Short-Term Investments	—	10,138,861		—	10,138,861
Total Investments	$222,055,138	$239,851,207		$9,798	$461,916,143

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.